LEASES (Tables)	9 Months Ended
Sep. 30, 2021
The right-of-use assets as set forth below are part of the balances of property, plant and equipment and intangible assets (notes 12 and 13)

The right-of-use assets as set forth below are part of the balances of property, plant and equipment and intangible assets (notes 12 and 13).

	Average rate (1)	12.31.20	Additions	Disposals	Transfers	Business combination (note 1.2)	Exchange rate variation	09.30.21
Cost
Land		48,661	3,761	(1,845)	89,060	-	3,361	142,998
Buildings		2,861,916	397,918	(48,583)	(89,060)	4,736	4,897	3,131,824
Machinery and equipment		112,593	98,353	(98,660)	-	3,346	364	115,996
Vehicles		344,918	46,309	(23,112)	-	925	6,622	375,662
Software		74,582	5,213	(64)	-	-	-	79,731
		3,442,670	551,554	(172,264)	-	9,007	15,244	3,846,211

Depreciation
Land	8.76%	(13,526)	(8,906)	995	(11,335)	-	(430)	(33,202)
Buildings	25.13%	(914,816)	(429,368)	37,712	11,335	-	(4,418)	(1,299,555)
Machinery and equipment	53.81%	(107,316)	(47,102)	98,415	-	-	(283)	(56,286)
Vehicles	27.86%	(101,495)	(76,969)	11,807	-	-	(3,357)	(170,014)
Software	42.22%	(33,048)	(21,216)	64	-	-	-	(54,200)
		(1,170,201)	(583,561)	148,993	-	-	(8,488)	(1,613,257)
		2,272,469	(32,007)	(23,271)	-	9,007	6,756	2,232,954

(1)	Weighted average annual rate.

	Average rate (1)	12.31.19	Additions	Disposals	Transfers	Exchange rate variation	12.31.20
Cost
Land		22,790	5,900	(961)	20,751	181	48,661
Buildings		2,615,883	287,451	(86,557)	(2,487)	47,626	2,861,916
Machinery and equipment		115,173	5,518	(8,289)	-	191	112,593
Vehicles		207,443	165,699	(54,260)	-	26,036	344,918
Software		55,705	72,766	(35,625)	(18,264)	-	74,582
		3,016,994	537,334	(185,692)	-	74,034	3,442,670

Depreciation
Land	16.32%	(5,086)	(6,861)	813	(1,799)	(593)	(13,526)
Buildings	29.11%	(512,836)	(464,159)	85,042	(6,765)	(16,098)	(914,816)
Machinery and equipment	42.48%	(96,958)	(17,865)	7,610	-	(103)	(107,316)
Vehicles	26.39%	(57,357)	(71,768)	41,024	-	(13,394)	(101,495)
Software	45.21%	(44,815)	(32,422)	35,625	8,564	-	(33,048)
		(717,052)	(593,075)	170,114	-	(30,188)	(1,170,201)
		2,299,942	(55,741)	(15,578)	-	43,846	2,272,469

(1)	Weighted average annual rate.

Schedule of lease liabilities

	WAM (1)	12.31.20	Additions	Payments	Interest paid	Interest accrued	Disposals	Transfers	Business combination (note 1.2)	Exchange rate variation	09.30.21
Land	4.6	37,868	3,761	(5,256)	(6,360)	6,360	(970)	82,851	-	7,252	125,506
Buildings	1.9	2,195,407	397,918	(402,354)	(84,086)	133,023	(16,994)	(82,851)	6,557	(22,587)	2,124,033
Machinery and equipment	0.9	3,773	98,353	(45,352)	(2,783)	2,783	(34)	-	3,703	97	60,540
Vehicles	1.8	256,423	46,309	(74,416)	(13,893)	13,893	(1,574)	-	886	(9,387)	218,241
Software	1.5	43,210	5,213	(21,533)	(1,906)	1,906	-	-		-	26,890
		2,536,681	551,554	(548,911)	(109,028)	157,965	(19,572)	-	11,146	(24,625)	2,555,210

Current		383,162									485,905
Non-current		2,153,519									2,069,305

(1)	Weighted average maturity in years.

	WAM (1)	12.31.19	Additions	Payments	Interest paid	Interest accrued	Disposals	Transfers	Exchange rate variation	12.31.20
Land	4.7	20,355	5,900	(5,819)	(4,716)	4,716	(1,729)	18,811	350	37,868
Buildings	3.4	2,227,026	310,204	(425,594)	(99,426)	170,763	(762)	(18,238)	31,434	2,195,407
Machinery and equipment	1.8	25,687	5,518	(26,776)	(13,285)	13,285	(755)	8	91	3,773
Vehicles	2.2	156,975	165,699	(64,674)	(15,231)	15,231	(14,155)	(581)	13,159	256,423
Software	1.6	1,137	72,767	(30,693)	(3,967)	3,966	-	-	-	43,210
		2,431,180	560,088	(553,556)	(136,625)	207,961	(17,401)	-	45,034	2,536,681

Current		376,628								383,162
Non-current		2,054,552								2,153,519

(1)	Weighted average maturity in years.

The maturity schedule of the minimum required future payments are presented below

The maturity schedule of the minimum required future payments are presented below:

09.30.21
Current	485,905
Non-current	2,069,305
October to December 2022	132,751
2023	444,474
2024	326,767
2025	234,653
2026 onwards	930,660
2,555,210

The Company uses nominal incremental borrowing rates to measure its lease liabilities. The nominal and real interest rates are presented below:

The Company uses nominal incremental borrowing rates to measure its lease liabilities. The nominal and real interest rates are presented below:

	09.30.21		12.31.20
Contract Terms	Nominal rate % p.a.	Real rate % p.a.	Nominal rate % p.a.	Real rate % p.a.
1 year	4.92%	0.43%	5.69%	1.05%
2 years	4.81%	0.49%	5.96%	2.61%
3 years	6.31%	2.14%	6.80%	2.53%
4 years	7.15%	2.90%	8.50%	4.56%
5 years	9.69%	4.85%	8.98%	4.40%
6 years	10.61%	5.15%	-	-
7 years	10.96%	5.74%	-	-
8 years	-	-	10.47%	5.71%
9 years	-	-	10.75%	5.97%
10 years	-	-	11.39%	6.64%
12 years	9.85%	5.55%	-	-
13 years	-	-	11.68%	7.38%
14 years	-	-	11.84%	7.13%
16 years	12.44%	6.70%	-	-
20 years	12.95%	7.07%	13.26%	9.00%

The amounts directly recognized in the statement of income presented below relate to items exempt of recognition: low-value assets, short-term leases and leases with variable payments.

The amounts directly recognized in the statement of income presented below relate to items exempt of recognition: low-value assets, short-term leases and leases with variable payments.

	2021
	Jul - Sep	Jan - Sep
Variable payments not included in the lease liabilities	74,078	226,488
Expenses related to short-term leases	42,833	134,928
Expenses related to low-value assets	1,432	2,887
	118,343	364,303